Pay vs Performance Disclosure number in Millions	9 Months Ended
Dec. 31, 2025 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Value of Initial Fixed $100 Investment Based On:
Year	Summary Comp. Table Total for PEO (Mr. Hirsch) ($)[1,2]	Summary Comp.Table Total for Former PEO (Mr. Feltheimer) ($)[1,2]	Comp. Actually Paid to PEO (Mr. Hirsch) ($)[3]	Comp. Actually Paid to Former PEO (Mr. Feltheimer) ($)[3]	Average Summary Comp. Table Total for Non-PEO NEOs ($)[1,2]	Average Comp. Actually Paid to Non-PEO NEOs ($)[3]	Starz TSR ($)[4]	Dow Jones U.S. Media Sector TSR ($)[4]	Starz Net Income (Loss) ($Millions)[5]	Starz Adjusted OIBDA ($Millions)[6]
(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
TY2025	6,753,823	224,083	9,525,582	224,083	1,429,668	1,865,777	104.5	113.8	(115.8)	110.7

Company Selected Measure Name	OIBDA
Named Executive Officers, Footnote	Mr. Feltheimer served as Chief Executive Officer for Old Lionsgate from April 1, 2025 until the Separation on May 7, 2025, and his compensation paid during this period is included in the table above for compensation paid to PEOs. Mr. Hirsch was Starz’s Chief Executive Officer and President for the remainder of the transitional fiscal year ended December 31, 2025 and his compensation information for such transitional fiscal year is included in the table above for compensation paid to PEOs. For the transitional fiscal year ended December 31, 2025, Starz’s Non-PEO NEOs were Messrs. Macdonald, Wyrick, and Barge and Mmes. Hoffman and Lee. Mr. Barge served as Chief Financial Officer for Old Lionsgate from April 1, 2025 until the Separation on May 7, 2025, and his compensation paid during this period is included in the average compensation paid to Non-PEO NEOs.
Adjustment To PEO Compensation, Footnote	For purposes of this table, the compensation actually paid (also referred to as “CAP”) to each NEO (including, for purposes of this table, former Named Executive Officers as noted above) is equal to the NEO’s total compensation reported in the Summary Compensation Table above and adjusted for the following with respect to that NEO:
•Less the amounts reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table,
•Plus the fiscal year-end value of Starz’s option and stock awards granted in the transition fiscal year 2025, which were outstanding and unvested at the end of the transition fiscal year,
•Plus/(less) the change in value as of the end of the transition fiscal year 2025 as compared to the value at the end of the prior fiscal year for Old Lionsgate option and stock awards which were granted in prior fiscal years and were outstanding and unvested at the end of the transition fiscal year,
•Plus the vesting date value of Starz’s option and stock awards which were granted and vested during the same transition fiscal year,
•Plus/(less) the change in value as of the vesting date as compared to the value at the end of the prior fiscal year for Old Lionsgate’s option and stock awards which were granted in prior fiscal years and vested in the covered fiscal year,
•Less, as to any Old Lionsgate option and stock awards which were granted in prior fiscal years and were forfeited during Starz’s transition fiscal year 2025, the value of such awards as of the end of the prior fiscal year,
•Plus the dollar value of any dividends or other earnings paid during the transition fiscal year 2025 on outstanding and unvested stock awards not otherwise included,
•Plus, as to any option or stock award that was materially modified during the transition fiscal year, the amount by which the value of the award as of the date of the modification exceeds the value of the original award on the modification date.
The following tables provide reconciliations of the Summary Compensation Table Total to Compensation Actually Paid for PEOs Messrs. Hirsch and Feltheimer in transition fiscal year 2025.

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid Mr. Hirsch	Transition Fiscal Year 2025 ($)
Summary Compensation Table Total	6,753,823
Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	(2,530,994)
Fair Value at Transition Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year	719,749
Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years	583,436
Fair Value at Vesting of Option and Stock Awards Granted in the Fiscal Year That Vested During the Fiscal Year	1,872,147
Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	2,127,421
Fair Value as of Prior Fiscal Year-End of Option and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	0
Compensation Actually Paid	9,525,582

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid Mr. Feltheimer	Transition Fiscal Year 2025 ($)
Summary Compensation Table Total	224,083
Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	—
Fair Value at Transition Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year	—
Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years	—
Fair Value at Vesting of Option and Stock Awards Granted in the Fiscal Year That Vested During the Fiscal Year	—
Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	—
Fair Value as of Prior Fiscal Year-End of Option and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—
Compensation Actually Paid	224,083

Non-PEO NEO Average Total Compensation Amount	$ 1,429,668
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,865,777
Adjustment to Non-PEO NEO Compensation Footnote	For purposes of this table, the compensation actually paid (also referred to as “CAP”) to each NEO (including, for purposes of this table, former Named Executive Officers as noted above) is equal to the NEO’s total compensation reported in the Summary Compensation Table above and adjusted for the following with respect to that NEO:
•Less the amounts reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table,
•Plus the fiscal year-end value of Starz’s option and stock awards granted in the transition fiscal year 2025, which were outstanding and unvested at the end of the transition fiscal year,
•Plus/(less) the change in value as of the end of the transition fiscal year 2025 as compared to the value at the end of the prior fiscal year for Old Lionsgate option and stock awards which were granted in prior fiscal years and were outstanding and unvested at the end of the transition fiscal year,
•Plus the vesting date value of Starz’s option and stock awards which were granted and vested during the same transition fiscal year,
•Plus/(less) the change in value as of the vesting date as compared to the value at the end of the prior fiscal year for Old Lionsgate’s option and stock awards which were granted in prior fiscal years and vested in the covered fiscal year,
•Less, as to any Old Lionsgate option and stock awards which were granted in prior fiscal years and were forfeited during Starz’s transition fiscal year 2025, the value of such awards as of the end of the prior fiscal year,
•Plus the dollar value of any dividends or other earnings paid during the transition fiscal year 2025 on outstanding and unvested stock awards not otherwise included,
•Plus, as to any option or stock award that was materially modified during the transition fiscal year, the amount by which the value of the award as of the date of the modification exceeds the value of the original award on the modification date.
The following table provides a reconciliation of the average of the Summary Compensation Table Total for the Non-PEO NEOs for the transition fiscal year 2025 to the average of the Compensation Actually Paid for the Non-PEO NEOs for transition fiscal year 2025. As Mr. Barge served as Chief Financial Officer for Old Lionsgate from April 1, 2025 until the Separation on May 7, 2025, his 2025 compensation information for the compensation paid during this period is included in the average compensation paid to Non-PEO NEOs. If Mr. Barge were not included in this calculation, the average of the Summary Compensation Table Total for the Non-PEO NEOs for the transition fiscal year 2025 would be $1,754,739 and the average of the Compensation Actually Paid for the Non-PEO NEOs for transition fiscal year 2025 would be $2,299,875.

Reconciliation of Average Summary Compensation Table Total to Average Compensation Actually Paid for Non-PEO NEOs	Transition Fiscal Year 2025 ($)
Summary Compensation Table Total	1,429,668
Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	(454,125)
Fair Value at Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year	77,686
Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years	49,911
Fair Value at Vesting of Option and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	356,985
Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	405,652
Fair Value as of Prior Fiscal Year-End of Option and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	0
Compensation Actually Paid	1,865,777

Compensation Actually Paid vs. Total Shareholder Return
The following chart illustrates the CAP for Starz’s Chief Executive Officer and President, Mr. Hirsch, for the transition fiscal year 2025, the CAP for Mr. Feltheimer, who served as Chief Executive Officer for Old Lionsgate from April 1, 2025 until the Separation on May 7, 2025, and the average CAP for Non-PEO NEOs for the transition fiscal year 2025, each compared against Starz’s total shareholder return and the total shareholder return for the Dow Jones U.S. Media Sector Index TSR from May 7, 2025, when the STRZ common stock began trading, to December 31, 2025.

Compensation Actually Paid vs. Net Income
The following chart illustrates the CAP for Starz’s Chief Executive Officer, Mr. Hirsch, for the transition fiscal year 2025, the CAP for Mr. Feltheimer, who served as Chief Executive Officer for Old Lionsgate, from April 1, 2025 until the Separation on May 7, 2025, and the average CAP for the Non-PEO NEOs for the transition fiscal year 2025, each compared against Starz’s net income for the transition fiscal year 2025.

Compensation Actually Paid vs. Company Selected Measure
The following chart illustrates the CAP for Starz’s Chief Executive Officer, Mr. Hirsch, the CAP for Mr. Feltheimer, who served as Chief Executive Officer for Old Lionsgate, from April 1, 2025 until the Separation on May 7, 2025, and the average CAP for the Non-PEO NEOs for the transition fiscal year 2025, each compared against Starz’s Adjusted OIBDA for the transition fiscal year 2025.

Total Shareholder Return Vs Peer Group
The following chart illustrates the CAP for Starz’s Chief Executive Officer and President, Mr. Hirsch, for the transition fiscal year 2025, the CAP for Mr. Feltheimer, who served as Chief Executive Officer for Old Lionsgate from April 1, 2025 until the Separation on May 7, 2025, and the average CAP for Non-PEO NEOs for the transition fiscal year 2025, each compared against Starz’s total shareholder return and the total shareholder return for the Dow Jones U.S. Media Sector Index TSR from May 7, 2025, when the STRZ common stock began trading, to December 31, 2025.

Total Shareholder Return Amount	$ 104.5
Peer Group Total Shareholder Return Amount	113.8
Net Income (Loss)	$ (115,800,000)
Company Selected Measure Amount	110.7
PEO Name	Mr. Hirsch
Additional 402(v) Disclosure	See the Summary Compensation Table above for detail on the total compensation for the PEOs and Non-PEO NEOs for the transition fiscal year 2025.
In making each of these adjustments, the “value” of an option or stock award is the fair value of the award in STRZ stock on the applicable date determined in accordance with FASB ASC Topic 718 using the valuation assumptions Starz then used to calculate the fair value of its equity awards. For more information on the valuation of Starz’s equity awards, please see the notes to Starz’s financial statements that appear in its Transition Report on Form 10-KT.
The table above reflects the CAP (determined as noted above) for Starz’s Chief Executive Officer and President, Mr. Hirsch; Mr. Feltheimer, who served as Chief Executive Officer for Old Lionsgate, from April 1, 2025 until the Separation on May 7, 2025; and, for the Non-PEO NEOs, the average of the CAPs determined for the Non-PEO NEOs for each of the transition fiscal year 2025 shown in the table.
Starz’s Total Shareholder Return (“TSR”) represents cumulative total shareholder return on a fixed investment of $100 in Starz’s STRZ common stock for the period beginning on May 7, 2025 (the date STRZ began trading on Nasdaq) through December 31, 2025, and is calculated assuming the reinvestment of dividends. The Dow Jones U.S. Media Sector Index TSR (which Starz used in the stock performance graph required by Item 201(e)(1)(ii) of Regulation S-K included in its Annual Reports for transition fiscal year 2025 covered by the table) represents cumulative total shareholder return on a fixed investment of $100 in the Dow Jones U.S. Media Sector Index for the period beginning for the period beginning on May 7, 2025 (the date STRZ began trading on Nasdaq) through December 31, 2025, and is calculated assuming the reinvestment of dividends.This column shows Starz’s net income (loss) for each fiscal year covered by the table.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted OIBDA
Non-GAAP Measure Description	This column shows Starz’s adjusted OIBDA for the transition fiscal year 2025 covered by the table. Starz considered adjusted OIBDA to be the most important financial metric in its executive compensation program, used in determining corporate performance under the transitional fiscal year 2025 annual incentive plan and for PSUs awarded in 2022, 2023, and 2024 that vested in 2025. See the Compensation Discussion and Analysis section of this report for more information regarding the use of this performance measure in Starz’s executive compensation program.
Measure:: 2
Pay vs Performance Disclosure
Name	Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Certain Discretionary Assessment of Achievement of Operational and Strategic Goals
Mr. Hirsch [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 6,753,823
PEO Actually Paid Compensation Amount	9,525,582
Mr. Feltheimer [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	224,083
PEO Actually Paid Compensation Amount	224,083
PEO | Mr. Hirsch [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,530,994)
PEO | Mr. Hirsch [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	719,749
PEO | Mr. Hirsch [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	583,436
PEO | Mr. Hirsch [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,872,147
PEO | Mr. Hirsch [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,127,421
PEO | Mr. Hirsch [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Feltheimer [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Feltheimer [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Feltheimer [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Feltheimer [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Feltheimer [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Feltheimer [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	77,686
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	49,911
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	356,985
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Grant Date Fair Value Of Option And Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(454,125)
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Option And Stock Awards Granted In Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 405,652